INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets (liabilities)
Deferred income tax assets reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s net deferred tax assets (liabilities) at December 31, 2024 and 2023 were as follows:

	December 31
	2024	2023
Deferred tax assets in respect of:future

Subsidiaries carryforward losses	54,349	58,075
Other temporary differences	3,659	3,112
Share-based compensation	2,424	4,194
Deferred tax asset in respect to other comprehensive loss	101	502
Total deferred tax assets before valuation allowance	60,533	65,883
Valuation allowance	(4,248)	(64,377)
Total deferred tax assets	56,285	1,506

Schedule of valuation allowance

	2024	2023
Balance at January 1	64,377	66,815
Utilization of carry forward tax losses	(5,399)	(2,438)
Reductions for the current year that record against defer tax asset	(54,730)	-
Balance at December 31	4,248	64,377

Schedule of Reconciliation of Theoretical Provision For Income Tax
Following is a reconciliation of the theoretical provision for income tax, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax on income:

	Year ended December 31
	2024	2023	2022
Income before taxes on income	143,469	217,267	201,466
Theoretical tax expenses at the statutory rate of InMode Ltd.	23%	23%	23%
	32,998	49,971	46,337
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(16,682)	(31,296)	(27,282)
Different effective tax rates applicable to the Subsidiaries	210	165	138
Change in valuation allowance	(60,129)	(2,438)	(3,608)
Uncertain tax positions	1,957	1,096	303
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	3,840	1,850	1,842
Amendment to the Investments Law payment - see also note 13a(2)(b)	-	-	12,017
Settlements with the Israeli tax authority net of decrease of related uncertain tax provision	-	-	10,199
	(37,806)	19,348	39,946

Schedule of Income Before Income Taxes
g.	Income before income taxes is composed of the following:

	Year ended December 31
	2024	2023	2022
InMode Ltd. and Israeli subsidiaries	139,241	211,137	196,354
Subsidiaries outside of Israel	4,228	6,130	5,112
	143,469	217,267	201,466

Schedule of Tax Expenses (Tax Benefit)
h.	Tax expenses (tax benefit):

	Year ended December 31
	2024	2023	2022
Current:
Israel	15,664	17,633	38,248
Subsidiaries	1,709	1,864	1,614
	17,373	19,497	39,862
Deferred:
Israel	(42)	(149)	84
Subsidiaries	(55,137)	-	-
	(55,179)	(149)	84
Total expenses (income) taxes on income	(37,806)	19,348	39,946

Schedule of Unrecognized Tax Benefits
The following table summarizes the activity of the Company’s unrecognized tax benefits:

	Year ended December 31
	2024	2023
Balance at January 1	1,399	303
Increase in uncertain tax positions for the current year	1,957	1,096
Balance at December 31	3,356	1,399